Goldman Sachs Concentrated International Equity Fund

GOLDMAN SACHS TRUST

Goldman Sachs Fundamental International Equity Funds

Class A, Class B, Class C, Institutional, Service and Class IR Shares of the

Goldman Sachs Concentrated International Equity Fund

Goldman Sachs International Small Cap Fund (the "Funds")

Supplement dated June 20, 2011 to the

Prospectus dated February 28, 2011 (the “Prospectus”)

Effective as of the start of business on July 1, 2011, Goldman Sachs Asset Management (the “Investment Adviser”) has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.94% and 1.08%, respectively, as an annual percentage rate of the average daily net assets of the Goldman Sachs Concentrated International Equity Fund and Goldman Sachs International Small Cap Fund.

Accordingly, effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in the “Goldman Sachs Concentrated International Equity Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Concentrated International Equity Fund		Class A, Goldman Sachs Concentrated International Equity Fund	Class B, Goldman Sachs Concentrated International Equity Fund	Class C, Goldman Sachs Concentrated International Equity Fund	Institutional Class, Goldman Sachs Concentrated International Equity Fund	Service Class, Goldman Sachs Concentrated International Equity Fund	Class IR, Goldman Sachs Concentrated International Equity Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Concentrated International Equity Fund		Class A, Goldman Sachs Concentrated International Equity Fund	Class B, Goldman Sachs Concentrated International Equity Fund	Class C, Goldman Sachs Concentrated International Equity Fund	Institutional Class, Goldman Sachs Concentrated International Equity Fund	Service Class, Goldman Sachs Concentrated International Equity Fund	Class IR, Goldman Sachs Concentrated International Equity Fund
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none
Other Expenses		0.36%	0.36%	0.36%	0.21%	0.71%	0.36%
Service Fees		none	none	none	none	0.25%	none
Shareholder Administration Fees		none	none	none	none	0.25%	none
All Other Expenses		0.36%	0.36%	0.36%	0.21%	0.21%	0.36%
Total Annual Fund Operating Expenses		1.61%	2.36%	2.36%	1.21%	1.71%	1.36%
Fee Waiver and Expense Limitation	[1]	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation		1.48%	2.23%	2.23%	1.08%	1.58%	1.23%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, service fees and shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.104% of the Fund's average daily net assets through at least February 28, 2012. Additionally, effective July 1, 2011, the Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.94% as an annual percentage rate of the average daily net assets of the Fund. These arrangements will remain in effect through at least February 28, 2012, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Goldman Sachs International Small Cap Fund
Effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in the “Goldman Sachs International Small Cap Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs International Small Cap Fund		Class A, Goldman Sachs International Small Cap Fund	Class B, Goldman Sachs International Small Cap Fund	Class C, Goldman Sachs International Small Cap Fund	Institutional Class, Goldman Sachs International Small Cap Fund	Service Class, Goldman Sachs International Small Cap Fund	Class IR, Goldman Sachs International Small Cap Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs International Small Cap Fund		Class A, Goldman Sachs International Small Cap Fund	Class B, Goldman Sachs International Small Cap Fund	Class C, Goldman Sachs International Small Cap Fund	Institutional Class, Goldman Sachs International Small Cap Fund	Service Class, Goldman Sachs International Small Cap Fund	Class IR, Goldman Sachs International Small Cap Fund
Management Fees		1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none
Other Expenses		0.51%	0.51%	0.51%	0.36%	0.86%	0.51%
Service Fees		none	none	none	none	0.25%	none
Shareholder Administration Fees		none	none	none	none	0.25%	none
All Other Expenses		0.51%	0.51%	0.51%	0.36%	0.36%	0.51%
Total Annual Fund Operating Expenses		1.86%	2.61%	2.61%	1.46%	1.96%	1.61%
Fee Waiver and Expense Limitation	[1]	(0.28%)	(0.28%)	(0.28%)	(0.28%)	(0.28%)	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation		1.58%	2.33%	2.33%	1.18%	1.68%	1.33%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, service fees and shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to 0.064% of the Fund's average daily net assets. Additionally, effective July 1, 2011, the Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 1.08% as an annual percentage rate of the average daily net assets of the Fund. These arrangements will remain in effect through at least February 28, 2012, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000822977
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 20, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 20, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Goldman Sachs Concentrated International Equity Fund | Class A, Goldman Sachs Concentrated International Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.48%
Goldman Sachs Concentrated International Equity Fund | Class B, Goldman Sachs Concentrated International Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.23%
Goldman Sachs Concentrated International Equity Fund | Class C, Goldman Sachs Concentrated International Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.23%
Goldman Sachs Concentrated International Equity Fund | Institutional Class, Goldman Sachs Concentrated International Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.08%
Goldman Sachs Concentrated International Equity Fund | Service Class, Goldman Sachs Concentrated International Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Service
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Service
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.58%
Goldman Sachs Concentrated International Equity Fund | Class IR, Goldman Sachs Concentrated International Equity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IR
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.23%
Goldman Sachs Concentrated International Equity Fund | Summary - Goldman Sachs Fundamental International Equity Funds
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gssqx_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fundamental International Equity Funds

Class A, Class B, Class C, Institutional, Service and Class IR Shares of the

Goldman Sachs Concentrated International Equity Fund

Goldman Sachs International Small Cap Fund (the "Funds")

Supplement dated June 20, 2011 to the

Prospectus dated February 28, 2011 (the “Prospectus”)

Effective as of the start of business on July 1, 2011, Goldman Sachs Asset Management (the “Investment Adviser”) has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.94% and 1.08%, respectively, as an annual percentage rate of the average daily net assets of the Goldman Sachs Concentrated International Equity Fund and Goldman Sachs International Small Cap Fund.

Fees and Expenses of the Fund	gssqx_FundFeesAndExpensesAbstract
Supplement Expense Narrative [Text Block]	gssqx_SupplementExpenseNarrativeTextBlock	Accordingly, effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in the “Goldman Sachs Concentrated International Equity Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Goldman Sachs International Small Cap Fund | Class A, Goldman Sachs International Small Cap Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.58%
Goldman Sachs International Small Cap Fund | Class B, Goldman Sachs International Small Cap Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class B
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.33%
Goldman Sachs International Small Cap Fund | Class C, Goldman Sachs International Small Cap Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	2.33%
Goldman Sachs International Small Cap Fund | Institutional Class, Goldman Sachs International Small Cap Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.18%
Goldman Sachs International Small Cap Fund | Service Class, Goldman Sachs International Small Cap Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Service
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Service
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	0.25%
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.68%
Goldman Sachs International Small Cap Fund | Class IR, Goldman Sachs International Small Cap Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class IR
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class IR
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Service Fees	rr_Component2OtherExpensesOverAssets	none
Shareholder Administration Fees	rr_Component3OtherExpensesOverAssets	none
All Other Expenses	rr_Component1OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waiver and Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	rr_NetExpensesOverAssets	1.33%
Goldman Sachs International Small Cap Fund | Summary - Goldman Sachs Fundamental International Equity Funds
Fees and Expenses of the Fund	gssqx_FundFeesAndExpensesAbstract
Supplement Expense Narrative [Text Block]	gssqx_SupplementExpenseNarrativeTextBlock	Effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in the “Goldman Sachs International Small Cap Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.
[2]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, service fees and shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to 0.104% of the Fund's average daily net assets through at least February 28, 2012. Additionally, effective July 1, 2011, the Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.94% as an annual percentage rate of the average daily net assets of the Fund. These arrangements will remain in effect through at least February 28, 2012, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[3]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding management fees, distribution and service fees, service fees and shareholder administration fees, transfer agency fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to 0.064% of the Fund's average daily net assets. Additionally, effective July 1, 2011, the Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 1.08% as an annual percentage rate of the average daily net assets of the Fund. These arrangements will remain in effect through at least February 28, 2012, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.